Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Oct. 19, 2021 class $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 vote	Dec. 31, 2022 entity	Dec. 31, 2022	Feb. 26, 2021 vote	Feb. 25, 2021 vote	Oct. 30, 2019 entity	Oct. 29, 2019 entity
Class of Stock [Line Items]
Number of classes of common stock | class		4
Common stock, number of votes per share | entity															10
Class of Warrant or Right [Line Items]
Number of shares of common stock per unit (in shares) | entity										1
Proceeds from exercise of warrants | $				$ 0	$ 0
Warrants transferred				2,332,000
Reclassification of liability classified warrants to equity | $				$ 4,000	52,000
Reclassification to equity | $					53,000
Fair value of warrant at issuance | $					16,000			$ 1,000
2020 Credit Facility | Line of Credit
Class of Warrant or Right [Line Items]
Interest rate											12.78%
Interest rate - cash											5.475%
Interest rate - warrants											7.305%
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Reclassification to equity | $			$ 35,000		35,000
2020 LC Facility Warrant
Class of Warrant or Right [Line Items]
Reclassification to equity | $			$ 17,000		$ 18,000
Public And Private Warrants
Class of Warrant or Right [Line Items]
Warrants, exercise price (in usd per share) | $ / shares	$ 11.50	$ 11.50
Warrants, term from Business Combination	30 days	30 days
Warrants, term from Legacy initial public offering		12 months
Warrants, expiration term	5 years			5 years
Public And Private Warrants | Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Warrants, exercise price (in usd per share) | $ / shares						$ 11.50
Warrants, redemption price if reference value exceeds threshold | $ / shares				$ 0.01
Warrants, reference value threshold (in usd per share) | $ / shares				18.00
Public And Private Warrants | Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Warrants, redemption price if reference value exceeds threshold | $ / shares				0.10
Warrants, reference value threshold (in usd per share) | $ / shares				$ 10.00
Private Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	7,773,333	7,773,333
Warrants, shares issuable, restriction period				30 days
Fair value of warrant at issuance | $								$ 1,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	16,100,000	16,100,000
Warrants, maximum issuable (in shares)							16,100,000
Warrants, issued (in shares)							16,099,959
Warrants, notice period for redemption				30 days
SVF II Warrant
Class of Warrant or Right [Line Items]
Warrants (in shares)			28,948,838
Warrants, exercise price (in usd per share) | $ / shares			$ 0.01
SVFE Warrant
Class of Warrant or Right [Line Items]
Warrants (in shares)			10,184,811
Warrants, exercise price (in usd per share) | $ / shares			$ 0.01
LC Warrant
Class of Warrant or Right [Line Items]
Warrants, exercise price (in usd per share) | $ / shares					$ 0.01
Shares to be issued upon exercise of warrants (in shares)					11,923,567
Fair value of warrant at issuance | $	$ 102,000				$ 102,000
First Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)	39,133,649
Warrants, exercise price (in usd per share) | $ / shares	$ 0.01
Adjustment to additional paid in capital, fair value adjustment of warrants | $			$ 406,000
Class A common stock
Class of Stock [Line Items]
Common stock, authorized (in shares)					1,500,000,000		1,500,000,000
Common stock, par value (in usd per share) | $ / shares					$ 0.0001	0.0001
Common stock, number of votes per share | entity														1
Class A common stock | Common Stock
Class of Warrant or Right [Line Items]
Stock issued for exercise of warrants (in shares)				10	206,955
Class A common stock | Warrants Tranche One | Common Stock
Class of Warrant or Right [Line Items]
Stock issued for exercise of warrants (in shares)					206,547
Class C common stock
Class of Stock [Line Items]
Common stock, authorized (in shares)					25,041,666		25,041,666
Common stock, par value (in usd per share) | $ / shares					$ 0.0001	$ 0.0001
Common stock, number of votes per share									1	1		1	3	3
Class B, C and D common stock
Class of Stock [Line Items]
Common stock, number of votes per share | entity														3